UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS
CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-07704

Schwab Capital Trust – Schwab Monthly Income
Funds
(Exact name of registrant as specified in charter)

425 Market Street, Suite 1700, San Francisco, California 94105
(Address of principal executive offices) (Zip code)

Omar Aguilar

Schwab Capital Trust – Schwab Monthly Income Funds

425 Market Street, Suite 1700, San Francisco, California 94105
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 648-5300
Date of fiscal year end: December 31
Date of reporting period: June 30, 2026

Item 1: Report(s) to Shareholders.

Semiannual Report |
June 30, 2026

Schwab Monthly Income Fund – Target Payout

Ticker Symbol: SWJRX

This semiannual shareholder report contains important information about the fund for the period of January 1, 2026, to June 30, 2026.
You can find additional information about the fund at www.schwabassetmanagement.com/prospectus. You can also request this information by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED June 30, 2026
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Monthly Income Fund – Target Payout*	$0	0.00% **
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund. This agreement to limit the total annual fund operating expenses is limited to the fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds.
**
Annualized.

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus.

Average Annual Total Returns

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Monthly Income Fund – Target Payout (03/28/2008) 1	6.44%	12.25%	3.90%	5.21%
S&P 500 ® Index	10.21%	22.32%	13.41%	15.51%
Bloomberg US Aggregate Bond Index	0.62%	3.79%	0.08%	1.54%
Target Payout Composite Index	6.19%	12.02%	3.95%	6.12%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
The fund’s routine expenses have been absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Schwab Monthly Income Fund – Target Payout | Semiannual Report
1
REG124728-02  00326965

Statistics

Net Assets (millions)	$68
Number of Holdings	11
Portfolio Turnover Rate (not annualized)	12%
12-Month Distribution Yield	4.73%
Asset Class Weightings % of Investments

Top Holdings % of Net Assets

Portfolio holdings may have changed since the report date.
12-Month Distribution Yield calculation reflects the fund’s monthly income distributions for the last 12 months divided by the fund’s
Net
Asset Value as of the end of the
reporting period. Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the total return/yield may have been lower.
Distributions may exceed income available and may include capital gains or return of capital to help reach the annual payout rate. A return of capital is a distribution from the shareholder’s investment principal, rather than net profits from the fund’s returns. Shareholders who receive periodic distributions consisting of a return of capital may be under the impression that they are receiving net profits when they are not. Return of capital reduces your cost basis in the fund’s shares and is not taxable to you until your cost basis has been reduced to zero. The tax-basis of distributions are finalized at fiscal year-end and may be recharacterized from income distributions to capital gains or return of capital.
2
Schwab Monthly Income
Fu
nd – Ta
rg
et
Pay
ou
t |
Sem
ia
n
nu
al
R
e
p
ort

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab Monthly Income Fund – Target Payout | Semiannual Report
3

Semiannual Report |
June 30, 2026

Schwab Monthly Income Fund – Flexible Payout

Ticker Symbol:
SWKRX

This semiannual shareholder report contains important information about the fund for the period of January 1, 2026, to June 30, 2026.
You can find additional information about the fund at www.schwabassetmanagement.com/prospectus. You can also request this information by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED June 30, 2026
(BASED ON A HYPOT
HETI
CAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Monthly Income Fund – Flexible Payout*	$0	0.00% **
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund. This agreement to limit the total annual fund operating expenses is limited to the fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds.
**
Annualized.

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus.

Average Annual Total Returns

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Monthly Income Fund – Flexible Payout (03/28/2008) 1	6.46%	12.19%	3.78%	4.60%
S&P 500 ® Index	10.21%	22.32%	13.41%	15.51%
Bloomberg US Aggregate Bond Index	0.62%	3.79%	0.08%	1.54%
Flexible Payout Composite Index	6.19%	12.02%	3.80%	5.23%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
The fund’s routine expenses have been absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Schwab Monthly Income Fund – Flexible Payout | Semiannual Report
1
REG124726-02  00326963

Statistics

Net Assets (millions)	$82
Number of Holdings	11
Portfolio Turnover Rate (not annualized)	7%
12-Month Distribution Yield	4.29%
Asset Class Weightings % of Investments

Top Holdings % of Net Assets

Portfolio holdings may have changed since th
e re
port date.
12-Month Distribution Yield calculation reflects the fund’s monthly income distributions for the last 12 months divided by the fund’s Net Asset Value as of the end of the reporting period. Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the total return/yield may have been lower.
Distributions may exceed income available and may include capital gains or return of capital to help reach the annual payout rate. A return of capital is a distribution from the shareholder’s investment principal, rather than net profits from the fund’s returns. Shareholders who receive periodic distributions consisting of a return of capital may be under the impression that they are receiving net profits when they are not. Return of capital reduces your cost basis in the fund’s shares and is not taxable to you until your cost basis has been reduced to zero. The tax-basis of distributions are finalized at fiscal year-end and may be recharacterized from income distributions to capital gains or return of capital.
2
Schwab Monthly Income Fund – Flexible Payout | Semiannual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab Monthly Income Fund – Flexible Payout | Semiannual Report
3

Semiannual Report |
June 30, 2026

Schwab Monthly Income Fund – Income Payout

Ticker Symbol: SWLRX

This semiannual shareholder report contains important information about the fund for the period of January 1, 2026, to June 30, 2026.
You can find additional information about the fund at www.schwabassetmanagement.com/prospectus. You can also request this information by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
If you purchase or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED J
une
30, 2026
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Monthly Income Fund – Income Payout*	$0	0.00% **
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund. This agreement to limit the total annual fund operating expenses is limited to the fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds.
**
Annualized.

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus.

Average Annual Total Returns

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Monthly Income Fund – Income Payout (03/28/2008) 1	4.34%	8.97%	2.60%	3.42%
S&P 500 ® Index	10.21%	22.32%	13.41%	15.51%
Bloomberg US Aggregate Bond Index	0.62%	3.79%	0.08%	1.54%
Income Payout Composite Index	4.08%	8.83%	2.62%	3.81%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
The fund’s routine expenses have been absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Schwab Monthly Income Fund – Income Payout | Semiannual Report
1
REG124727-02  00326964

Statistics

Net Assets (millions)	$73
Number of Holdings	12
Portfolio Turnover Rate (not annualized)	14%
12-Month Distribution Yield	4.59%
Asset Class Weightings % of Investments

Top Holdings % of Net Assets

Portfolio holdings may have changed since
the rep
ort date.
12-Month Distribution Yield calculation reflects the fund’s monthly income distributions for the last 12 months divided by the fund’s Net Asset Value as of the end of the reporting period. Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the total return/yield may have been lower.
Does not expect to include capital gains or return of capital to help reach the annual payout rate. A return of capital is a distribution from the shareholder’s investment principal, rather than net profits from the fund’s returns. Shareholders who receive periodic distributions consisting of a return of capital may be under the impression that they are receiving net profits when they are not. Return of capital reduces your cost basis in the fund’s shares and is not taxable to you until your cost basis has been reduced to zero. The tax-basis of distributions are finalized at fiscal year-end and may be recharacterized from income distributions to capital gains or return of capital.
2
Schwab Monthly Income Fund – Income Payout | Semiannual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab Monthly Income Fund – Income Payout | Semiannual Report
3

Item 2: Code of Ethics.

Not applicable to this semi-annual report.

Item 3: Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4: Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5: Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Item 6: Schedule of Investments.

The schedules of investments are included under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Semiannual Holdings and Financial Statements | June 30, 2026
Schwab Monthly Income Funds

Schwab Monthly Income Fund – Target Payout	SWJRX
Schwab Monthly Income Fund – Flexible Payout	SWKRX
Schwab Monthly Income Fund – Income Payout	SWLRX

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: Charles Schwab & Co., Inc. (Schwab)

Schwab Monthly Income Funds  | Semiannual Holdings and Financial Statements

Schwab Monthly Income Fund – Target Payout
Financial Statements
FINANCIAL HIGHLIGHTS

	1/1/26– 6/30/26§	1/1/25– 12/31/25	1/1/24– 12/31/24	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21
Per-Share Data
Net asset value at beginning of period	$10.52	$9.85	$9.94	$9.62	$11.99	$11.38
Income (loss) from investment operations:
Net investment income (loss)[1]	0.24	0.48	0.45	0.41	0.30	0.24
Net realized and unrealized gains (losses)	0.44	0.69	(0.05)	0.39	(1.83)	0.81
Total from investment operations	0.68	1.17	0.40	0.80	(1.53)	1.05
Less distributions:
Distributions from net investment income	(0.27)	(0.47)	(0.46)	(0.42)	(0.30)	(0.37)
Distributions from net realized gains	—	—	—	—	(0.54)	(0.07)
Tax return of capital	—	(0.03)	(0.03)	(0.06)	—	—
Total distributions	(0.27)	(0.50)	(0.49)	(0.48)	(0.84)	(0.44)
Net asset value at end of period	$10.93	$10.52	$9.85	$9.94	$9.62	$11.99
Total return	6.44%*	12.17%	4.03%	8.58%	(12.85%)	9.23%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses[2]	0.00%**	0.00%	0.00%	0.00%	0.00%[3]	0.00%
Total expenses[2]	0.16%**	0.19%	0.27%	0.28%	0.21%[3]	0.18%
Net investment income (loss)	4.40%**	4.66%	4.51%	4.27%	2.79%	1.99%
Portfolio turnover rate	12%*	27%	14%	9%	82%	11%
Net assets, end of period (x 1,000,000)	$68	$53	$34	$36	$40	$53

§	Unaudited.
*	Not annualized.
**	Annualized.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes

Schwab Monthly Income Funds  | Semiannual Holdings and Financial Statements

Schwab Monthly Income Fund – Target Payout
Portfolio Holdings  as of June 30, 2026 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.

SECURITY	VALUE AT 12/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 6/30/26	BALANCE OF SHARES HELD AT 6/30/26	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 86.1% OF NET ASSETS

U.S. Stocks 19.8%
Large-Cap 19.8%
Schwab U.S. Dividend Equity ETF	$10,625,422	$3,078,371	($2,048,790 )	$73,274	$1,675,889	$13,404,166	422,711	$210,222

International Stocks 19.9%
Developed Markets 19.9%
Schwab International Dividend Equity ETF	10,645,531	3,764,087	(1,699,625)	(13,260)	708,843	13,405,576	422,489	218,546

Real Estate 7.0%
Global Real Estate 7.0%
Schwab Global Real Estate Fund	3,483,473	1,487,128	(497,163)	9,579	252,076	4,735,093	659,484	104,679

Fixed Income 38.2%
High-Yield Bond 11.0%
Schwab High Yield Bond ETF	5,801,251	2,554,918	(823,553)	(12,128)	(54,161)	7,466,327	285,192	197,049
Intermediate-Term Bond 20.1%
Schwab 5-10 Year Corporate Bond ETF	1,577,901	713,239	(221,673)	(4,231)	(23,991)	2,041,245	90,161	39,014
Schwab U.S. Aggregate Bond Index Fund	8,994,588	3,590,644	(889,761)	(81,896)	(65,978)	11,547,597	1,296,027	220,332
						13,588,842
Long-Term Government Bond 7.1%
Schwab Long-Term U.S. Treasury ETF	3,691,718	1,404,076	(271,148)	(51,265)	(2,228)	4,771,153	152,433	89,369
						25,826,322

Money Market Funds 1.2%
Schwab Government Money Fund, Ultra Shares, 3.52% (b)	585,145	212,537	—	—	—	797,682	797,682	13,706
Total Affiliated Underlying Funds (Cost $52,622,238)	$45,405,029	$16,805,000	($6,451,713 )	($79,927 )	$2,490,450	$58,168,839		$1,092,917

UNAFFILIATED UNDERLYING FUNDS 14.2% OF NET ASSETS

Fixed Income 13.0%
Floating Rate Loan 6.0%
T. Rowe Price Institutional Floating Rate Fund, Institutional Class						$4,060,029	439,873
Preferred 7.0%
Cohen & Steers Preferred Securities and Income Fund, Class I						4,746,109	379,385
						8,806,138

Money Market Funds 1.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.58% (b)						780,430	780,430
Total Unaffiliated Underlying Funds (Cost $9,511,063)						$9,586,568
Total Investments in Securities (Cost $62,133,301)						$67,755,407

See financial notes
Schwab Monthly Income Funds  | Semiannual Holdings and Financial Statements

Schwab Monthly Income Fund – Target Payout
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-Traded Fund
At June 30, 2026, all of the fund’s investment securities were classified as Level 1.
See financial notes

Schwab Monthly Income Funds  | Semiannual Holdings and Financial Statements

Schwab Monthly Income Fund – Target Payout
Statement of Assets and Liabilities

As of June 30, 2026; unaudited
Assets
Investments in securities, at value - affiliated issuers (cost $52,622,238)		$58,168,839
Investments in securities, at value - unaffiliated issuers (cost $9,511,063)		9,586,568
Receivables:
Dividends		144,589
Fund shares sold		20,902
Due from investment adviser		8,402
Prepaid expenses	+	18,979
Total assets		67,948,279

Liabilities
Payables:
Investments bought		240,775
Distributions to shareholders		121,390
Fund shares redeemed		22,810
Accrued expenses	+	19,624
Total liabilities		404,599
Net assets		$67,543,680

Net Assets by Source
Capital received from investors		$65,262,160
Total distributable earnings	+	2,281,520
Net assets		$67,543,680

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$67,543,680		6,179,370		$10.93

See financial notes
Schwab Monthly Income Funds  | Semiannual Holdings and Financial Statements

Schwab Monthly Income Fund – Target Payout
Statement of Operations

For the period January 1, 2026 through June 30, 2026; unaudited
Investment Income
Dividends received from securities - affiliated issuers		$1,092,917
Dividends received from securities - unaffiliated issuers	+	262,426
Total investment income		1,355,343

Expenses
Registration fees		14,170
Professional fees		12,727
Portfolio accounting fees		8,140
Shareholder reports		6,621
Independent trustees’ fees		3,038
Custodian fees		1,464
Transfer agent fees		905
Other expenses	+	964
Total expenses		48,029
Expense reduction	–	48,029
Net expenses	–	—
Net investment income		1,355,343

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(79,927)
Net realized losses on sales of securities - unaffiliated issuers	+	(10,756)
Net realized losses		(90,683)
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		2,490,450
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers	+	(99,754)
Net change in unrealized appreciation (depreciation)		2,390,696
Net realized and unrealized gains		2,300,013
Increase in net assets resulting from operations		$3,655,356
See financial notes

Schwab Monthly Income Funds  | Semiannual Holdings and Financial Statements

Schwab Monthly Income Fund – Target Payout
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	1/1/26-6/30/26		1/1/25-12/31/25
Net investment income		$1,355,343	$1,949,837
Net realized losses		(90,683)	(122,247)
Net change in unrealized appreciation (depreciation)	+	2,390,696	2,900,486
Increase in net assets resulting from operations		$3,655,356	$4,728,076

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income and net realized gain		($1,544,348 )	($1,949,839 )
From tax return of capital	+	—	(130,240)
Total distributions		($1,544,348 )	($2,080,079 )

TRANSACTIONS IN FUND SHARES
	1/1/26-6/30/26			1/1/25-12/31/25
		SHARES	VALUE	SHARES	VALUE
Shares sold		2,562,152	$27,997,390	2,803,205	$28,734,175
Shares reinvested		79,368	870,319	104,427	1,071,900
Shares redeemed	+	(1,483,183)	(16,257,612)	(1,382,695)	(14,085,299)
Net transactions in fund shares		1,158,337	$12,610,097	1,524,937	$15,720,776

SHARES OUTSTANDING AND NET ASSETS
	1/1/26-6/30/26			1/1/25-12/31/25
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		5,021,033	$52,822,575	3,496,096	$34,453,802
Total increase	+	1,158,337	14,721,105	1,524,937	18,368,773
End of period		6,179,370	$67,543,680	5,021,033	$52,822,575
See financial notes
Schwab Monthly Income Funds  | Semiannual Holdings and Financial Statements

Schwab Monthly Income Fund – Flexible Payout
Financial Statements
FINANCIAL HIGHLIGHTS

	1/1/26– 6/30/26§	1/1/25– 12/31/25	1/1/24– 12/31/24	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21
Per-Share Data
Net asset value at beginning of period	$10.77	$10.05	$10.12	$9.79	$12.02	$11.82
Income (loss) from investment operations:
Net investment income (loss)[1]	0.24	0.48	0.46	0.42	0.31	0.24
Net realized and unrealized gains (losses)	0.45	0.72	(0.05)	0.39	(1.81)	0.44
Total from investment operations	0.69	1.20	0.41	0.81	(1.50)	0.68
Less distributions:
Distributions from net investment income	(0.24)	(0.48)	(0.47)	(0.46)	(0.29)	(0.34)
Distributions from net realized gains	—	—	—	—	(0.44)	(0.14)
Tax return of capital	—	—	(0.01)	(0.02)	—	—
Total distributions	(0.24)	(0.48)	(0.48)	(0.48)	(0.73)	(0.48)
Net asset value at end of period	$11.22	$10.77	$10.05	$10.12	$9.79	$12.02
Total return	6.46%*	12.14%	4.05%	8.50%	(12.50%)	5.73%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses[2]	0.00%**	0.00%	0.00%	0.00%	0.00%[3]	0.00%
Total expenses[2]	0.12%**	0.12%	0.16%	0.18%	0.15%[3]	0.10%
Net investment income (loss)	4.34%**	4.60%	4.52%	4.33%	2.88%	1.99%
Portfolio turnover rate	7%*	25%	14%	7%	78%	20%
Net assets, end of period (x 1,000,000)	$82	$74	$63	$65	$68	$100

§	Unaudited.
*	Not annualized.
**	Annualized.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes

Schwab Monthly Income Funds  | Semiannual Holdings and Financial Statements

Schwab Monthly Income Fund – Flexible Payout
Portfolio Holdings  as of June 30, 2026 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.

SECURITY	VALUE AT 12/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 6/30/26	BALANCE OF SHARES HELD AT 6/30/26	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 86.2% OF NET ASSETS

U.S. Stocks 19.7%
Large-Cap 19.7%
Schwab U.S. Dividend Equity ETF	$14,868,514	$1,001,736	($1,955,636 )	$189,751	$2,095,386	$16,199,751	510,872	$257,613

International Stocks 19.9%
Developed Markets 19.9%
Schwab International Dividend Equity ETF	14,999,072	2,104,115	(1,747,203)	186,937	762,967	16,305,888	513,895	268,897

Real Estate 7.1%
Global Real Estate 7.1%
Schwab Global Real Estate Fund	4,820,113	1,129,510	(469,162)	2,875	324,150	5,807,486	808,842	127,861

Fixed Income 38.3%
High-Yield Bond 11.1%
Schwab High Yield Bond ETF	8,117,122	1,310,665	(267,886)	(4,196)	(77,502)	9,078,203	346,761	246,915
Intermediate-Term Bond 20.2%
Schwab 5-10 Year Corporate Bond ETF	2,175,374	340,982	—	—	(33,042)	2,483,314	109,687	48,467
Schwab U.S. Aggregate Bond Index Fund	12,542,525	2,307,768	(574,506)	(52,606)	(133,045)	14,090,136	1,581,384	276,788
						16,573,450
Long-Term Government Bond 7.0%
Schwab Long-Term U.S. Treasury ETF	5,147,129	750,640	(79,909)	(15,757)	(52,794)	5,749,309	183,684	111,627
						31,400,962

Money Market Funds 1.2%
Schwab Government Money Fund, Ultra Shares, 3.52% (b)	1,003,972	16,136	—	—	—	1,020,108	1,020,108	17,603
Total Affiliated Underlying Funds (Cost $62,681,727)	$63,673,821	$8,961,552	($5,094,302 )	$307,004	$2,886,120	$70,734,195		$1,355,771

UNAFFILIATED UNDERLYING FUNDS 14.1% OF NET ASSETS

Fixed Income 13.1%
Floating Rate Loan 6.0%
T. Rowe Price Institutional Floating Rate Fund, Institutional Class						$4,961,064	537,493
Preferred 7.1%
Cohen & Steers Preferred Securities and Income Fund, Class I						5,782,305	462,215
						10,743,369

Money Market Funds 1.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.58% (b)						829,546	829,546
Total Unaffiliated Underlying Funds (Cost $11,419,520)						$11,572,915
Total Investments in Securities (Cost $74,101,247)						$82,307,110

See financial notes
Schwab Monthly Income Funds  | Semiannual Holdings and Financial Statements

Schwab Monthly Income Fund – Flexible Payout
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-Traded Fund
At June 30, 2026, all of the fund’s investment securities were classified as Level 1.
See financial notes

Schwab Monthly Income Funds  | Semiannual Holdings and Financial Statements

Schwab Monthly Income Fund – Flexible Payout
Statement of Assets and Liabilities

As of June 30, 2026; unaudited
Assets
Investments in securities, at value - affiliated issuers (cost $62,681,727)		$70,734,195
Investments in securities, at value - unaffiliated issuers (cost $11,419,520)		11,572,915
Receivables:
Dividends		177,382
Fund shares sold		14,656
Due from investment adviser		8,063
Prepaid expenses	+	19,296
Total assets		82,526,507

Liabilities
Payables:
Investments bought		173,622
Fund shares redeemed		140,901
Distributions to shareholders		119,380
Accrued expenses	+	23,036
Total liabilities		456,939
Net assets		$82,069,568

Net Assets by Source
Capital received from investors		$78,054,524
Total distributable earnings	+	4,015,044
Net assets		$82,069,568

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$82,069,568		7,315,511		$11.22

See financial notes
Schwab Monthly Income Funds  | Semiannual Holdings and Financial Statements

Schwab Monthly Income Fund – Flexible Payout
Statement of Operations

For the period January 1, 2026 through June 30, 2026; unaudited
Investment Income
Dividends received from securities - affiliated issuers		$1,355,771
Dividends received from securities - unaffiliated issuers	+	327,991
Total investment income		1,683,762

Expenses
Professional fees		13,714
Registration fees		12,902
Portfolio accounting fees		8,191
Shareholder reports		4,352
Independent trustees’ fees		3,052
Transfer agent fees		1,821
Custodian fees		993
Other expenses	+	1,005
Total expenses		46,030
Expense reduction	–	46,030
Net expenses	–	—
Net investment income		1,683,762

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - affiliated issuers		307,004
Net realized losses on sales of securities - unaffiliated issuers	+	(5,957)
Net realized gains		301,047
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		2,886,120
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers	+	(132,464)
Net change in unrealized appreciation (depreciation)		2,753,656
Net realized and unrealized gains		3,054,703
Increase in net assets resulting from operations		$4,738,465
See financial notes

Schwab Monthly Income Funds  | Semiannual Holdings and Financial Statements

Schwab Monthly Income Fund – Flexible Payout
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	1/1/26-6/30/26		1/1/25-12/31/25
Net investment income		$1,683,762	$3,115,404
Net realized gains		301,047	77,339
Net change in unrealized appreciation (depreciation)	+	2,753,656	4,460,571
Increase in net assets resulting from operations		$4,738,465	$7,653,314

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($1,723,174 )	($3,089,537 )

TRANSACTIONS IN FUND SHARES
	1/1/26-6/30/26			1/1/25-12/31/25
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,421,140	$15,965,026	2,059,340	$21,550,025
Shares reinvested		90,796	1,020,696	174,721	1,828,731
Shares redeemed	+	(1,052,083)	(11,770,190)	(1,671,242)	(17,377,204)
Net transactions in fund shares		459,853	$5,215,532	562,819	$6,001,552

SHARES OUTSTANDING AND NET ASSETS
	1/1/26-6/30/26			1/1/25-12/31/25
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		6,855,658	$73,838,745	6,292,839	$63,273,416
Total increase	+	459,853	8,230,823	562,819	10,565,329
End of period		7,315,511	$82,069,568	6,855,658	$73,838,745
See financial notes
Schwab Monthly Income Funds  | Semiannual Holdings and Financial Statements

Schwab Monthly Income Fund – Income Payout
Financial Statements
FINANCIAL HIGHLIGHTS

	1/1/26– 6/30/26§	1/1/25– 12/31/25	1/1/24– 12/31/24	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21
Per-Share Data
Net asset value at beginning of period	$9.62	$9.18	$9.27	$8.97	$10.72	$10.80
Income (loss) from investment operations:
Net investment income (loss)[1]	0.21	0.44	0.42	0.37	0.26	0.22
Net realized and unrealized gains (losses)	0.21	0.45	(0.06)	0.31	(1.59)	0.03
Total from investment operations	0.42	0.89	0.36	0.68	(1.33)	0.25
Less distributions:
Distributions from net investment income	(0.23)	(0.45)	(0.45)	(0.38)	(0.22)	(0.26)
Distributions from net realized gains	—	—	—	—	(0.20)	(0.07)
Total distributions	(0.23)	(0.45)	(0.45)	(0.38)	(0.42)	(0.33)
Net asset value at end of period	$9.81	$9.62	$9.18	$9.27	$8.97	$10.72
Total return	4.34%*	9.85%	3.97%	7.81%	(12.50%)	2.33%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses[2]	0.00%**	0.00%	0.00%	0.00%	0.00%[3]	0.00%
Total expenses[2]	0.13%**	0.13%	0.14%	0.17%	0.14%[3]	0.11%
Net investment income (loss)	4.38%**	4.65%	4.51%	4.16%	2.74%	1.99%
Portfolio turnover rate	14%*	25%	8%	5%	68%	25%
Net assets, end of period (x 1,000,000)	$73	$66	$55	$63	$71	$113

§	Unaudited.
*	Not annualized.
**	Annualized.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes

Schwab Monthly Income Funds  | Semiannual Holdings and Financial Statements

Schwab Monthly Income Fund – Income Payout
Portfolio Holdings  as of June 30, 2026 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.

SECURITY	VALUE AT 12/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 6/30/26	BALANCE OF SHARES HELD AT 6/30/26	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 87.2% OF NET ASSETS

U.S. Stocks 12.8%
Large-Cap 12.8%
Schwab U.S. Dividend Equity ETF	$8,601,253	$1,396,349	($1,934,436 )	$145,038	$1,224,760	$9,432,964	297,476	$152,672

International Stocks 10.8%
Developed Markets 10.8%
Schwab International Dividend Equity ETF	7,430,876	1,803,662	(1,742,817)	62,427	423,472	7,977,620	251,422	133,390

Real Estate 4.0%
Global Real Estate 4.0%
Schwab Global Real Estate Fund	2,329,280	820,248	(391,631)	11,275	163,769	2,932,941	408,488	65,671

Fixed Income 58.3%
High-Yield Bond 9.1%
Schwab High Yield Bond ETF	5,930,339	1,516,718	(673,000)	(8,195)	(54,043)	6,711,819	256,372	186,336
Intermediate-Term Bond 35.1%
Schwab 5-10 Year Corporate Bond ETF	5,909,606	1,510,940	(696,970)	(9,740)	(85,704)	6,628,132	292,762	134,697
Schwab U.S. Aggregate Bond Index Fund	17,125,955	4,702,698	(2,411,953)	(221,491)	(36,296)	19,158,913	2,150,271	387,490
						25,787,045
Long-Term Government Bond 6.1%
Schwab Long-Term U.S. Treasury ETF	3,923,699	856,099	(278,640)	(52,315)	(1,364)	4,447,479	142,092	88,748
Short-Term Bond 8.0%
Schwab 1-5 Year Corporate Bond ETF	5,253,701	1,199,155	(517,264)	(5,414)	(53,749)	5,876,429	238,298	109,256
						42,822,772

Money Market Funds 1.3%
Schwab Government Money Fund, Ultra Shares, 3.52% (b)	918,368	14,760	—	—	—	933,128	933,128	16,102
Total Affiliated Underlying Funds (Cost $60,327,812)	$57,423,077	$13,820,629	($8,646,711 )	($78,415 )	$1,580,845	$64,099,425		$1,274,362

UNAFFILIATED UNDERLYING FUNDS 12.6% OF NET ASSETS

Fixed Income 12.0%
Floating Rate Loan 5.0%
T. Rowe Price Institutional Floating Rate Fund, Institutional Class						$3,672,577	397,896
Preferred 7.0%
Cohen & Steers Preferred Securities and Income Fund, Class I						5,153,921	411,984
						8,826,498

See financial notes
Schwab Monthly Income Funds  | Semiannual Holdings and Financial Statements

Schwab Monthly Income Fund – Income Payout
Portfolio Holdings  as of June 30, 2026 (Unaudited) (continued)

SECURITY	VALUE AT 12/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 6/30/26	BALANCE OF SHARES HELD AT 6/30/26	DISTRIBUTIONS RECEIVED(a)
Money Market Funds 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.58% (b)						$438,082	438,082
Total Unaffiliated Underlying Funds (Cost $9,114,903)						$9,264,580
Total Investments in Securities (Cost $69,442,715)						$73,364,005

(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-Traded Fund
At June 30, 2026, all of the fund’s investment securities were classified as Level 1.
See financial notes

Schwab Monthly Income Funds  | Semiannual Holdings and Financial Statements

Schwab Monthly Income Fund – Income Payout
Statement of Assets and Liabilities

As of June 30, 2026; unaudited
Assets
Investments in securities, at value - affiliated issuers (cost $60,327,812)		$64,099,425
Investments in securities, at value - unaffiliated issuers (cost $9,114,903)		9,264,580
Receivables:
Investments sold		199,513
Dividends		152,450
Fund shares sold		60,541
Due from investment adviser		7,877
Prepaid expenses	+	20,161
Total assets		73,804,547

Liabilities
Payables:
Investments bought		149,482
Distributions to shareholders		144,147
Fund shares redeemed		8,791
Accrued expenses	+	25,651
Total liabilities		328,071
Net assets		$73,476,476

Net Assets by Source
Capital received from investors		$79,321,564
Total distributable loss	+	(5,845,088)
Net assets		$73,476,476

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$73,476,476		7,489,817		$9.81

See financial notes
Schwab Monthly Income Funds  | Semiannual Holdings and Financial Statements

Schwab Monthly Income Fund – Income Payout
Statement of Operations

For the period January 1, 2026 through June 30, 2026; unaudited
Investment Income
Dividends received from securities - affiliated issuers		$1,274,362
Dividends received from securities - unaffiliated issuers	+	277,110
Total investment income		1,551,472

Expenses
Registration fees		14,424
Professional fees		12,900
Portfolio accounting fees		8,180
Shareholder reports		3,530
Independent trustees’ fees		3,048
Custodian fees		1,146
Transfer agent fees		874
Other expenses	+	992
Total expenses		45,094
Expense reduction	–	45,094
Net expenses	–	—
Net investment income		1,551,472

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(78,415)
Net realized losses on sales of securities - unaffiliated issuers	+	(12,526)
Net realized losses		(90,941)
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		1,580,845
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers	+	(99,498)
Net change in unrealized appreciation (depreciation)		1,481,347
Net realized and unrealized gains		1,390,406
Increase in net assets resulting from operations		$2,941,878
See financial notes

Schwab Monthly Income Funds  | Semiannual Holdings and Financial Statements

Schwab Monthly Income Fund – Income Payout
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	1/1/26-6/30/26		1/1/25-12/31/25
Net investment income		$1,551,472	$2,789,883
Net realized losses		(90,941)	(133,577)
Net change in unrealized appreciation (depreciation)	+	1,481,347	2,986,159
Increase in net assets resulting from operations		$2,941,878	$5,642,465

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($1,671,370 )	($2,854,321 )

TRANSACTIONS IN FUND SHARES
	1/1/26-6/30/26			1/1/25-12/31/25
		SHARES	VALUE	SHARES	VALUE
Shares sold		2,558,308	$25,231,871	2,927,624	$27,718,796
Shares reinvested		80,078	788,493	133,423	1,260,566
Shares redeemed	+	(2,002,471)	(19,761,452)	(2,230,815)	(21,105,804)
Net transactions in fund shares		635,915	$6,258,912	830,232	$7,873,558

SHARES OUTSTANDING AND NET ASSETS
	1/1/26-6/30/26			1/1/25-12/31/25
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		6,853,902	$65,947,056	6,023,670	$55,285,354
Total increase	+	635,915	7,529,420	830,232	10,661,702
End of period		7,489,817	$73,476,476	6,853,902	$65,947,056
See financial notes
Schwab Monthly Income Funds  | Semiannual Holdings and Financial Statements

Schwab Monthly Income Funds
Financial Notes, unaudited

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Capital Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act).
Each fund is considered a “fund of funds” because it invests in other exchange traded-funds or mutual funds. Each of the funds seeks to achieve its investment objective by investing primarily in a combination of affiliated Schwab mutual funds and Schwab ETFs.  Each fund may also invest in unaffiliated third-party exchange-traded funds and mutual funds (referred to herein as unaffiliated funds and, together with Schwab ETFs and Schwab mutual funds, as the "underlying funds"). Each fund invests in the underlying funds in accordance with its target portfolio allocation.
Each fund offers one share class. Shares are bought and sold at closing net asset value per share, which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law. The "Schwab Funds Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification (ASC) Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The financial statements of the funds should be read in conjunction with the underlying funds’ financial statements. For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports and holdings and financial statements, which are filed in Form N-CSR with the U.S. Securities and Exchange Commission (SEC) and available on the SEC’s website at www.sec.gov.
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board of Trustees oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in each fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes.
● Mutual funds: Mutual funds are valued at their respective net asset values.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.

Schwab Monthly Income Funds  | Semiannual Holdings and Financial Statements

Schwab Monthly Income Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds and futures contracts. Mutual funds and exchange-traded funds are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2, or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments are disclosed in each fund’s Portfolio Holdings.
(b) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(c) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date). Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
(d) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to more than one fund in the Schwab Funds Complex generally are allocated among those funds in proportion to their average daily net assets. Each fund bears its share of the acquired fund fees and expenses of the underlying funds, which are indirect expenses incurred by a fund through its investments in the underlying funds and are reflected in the net asset values of the underlying funds.
Schwab Monthly Income Funds | Semiannual Holdings and Financial Statements

Schwab Monthly Income Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(e) Distributions to Shareholders:
The funds make distributions from net investment income, if any, monthly and from net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
The amount of the distributions made by the Schwab Monthly Income Fund -Target Payout and the Schwab Monthly Income Fund - Flexible Payout may exceed the amount of the fund’s net income and capital gains available for distribution. In that case, some or all of the distributions made by the Schwab Monthly Income Fund - Target Payout and the Schwab Monthly Income Fund - Flexible Payout may constitute a return of capital to shareholders. At the end of the year, the funds may be required under the applicable Internal Revenue Code to recharacterize distributions for the year among ordinary income, capital gains, and return of capital (if any) for purposes of tax reporting to shareholders. Although it cannot be guaranteed, the Schwab Monthly Income Fund - Income Payout does not expect to make distributions that will be treated as return of capital. Shareholders who receive periodic distributions consisting of a return of capital may be under the impression that they are receiving net income when they are not. A return of capital is a distribution from the shareholder’s investment principal, rather than net income from the fund’s returns. Shareholders should not assume that the source of a distribution from the fund is net income. For additional information see Federal Income Taxes.
(f) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(g) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax. The funds did not pay any federal taxes during the period.
(h) Segment Reporting:
An operating segment is defined in ASC Topic 280 Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.
The management committee of each fund’s investment adviser acts as the funds’ CODM. The CODM has determined that each fund operates as a single operating segment given each fund has a single defined investment strategy disclosed in its respective prospectus. The discrete financial information in the form of each fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, shares sold and shares redeemed), which is used by the CODM to assess performance against the prospectus and to make resource allocation decisions with respect to the funds, is presented within each fund’s financial statements.
(i) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

Schwab Monthly Income Funds | Semiannual Holdings and Financial Statements

Schwab Monthly Income Funds
Financial Notes, unaudited (continued)

 3. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to the Amended and Restated Investment Advisory and Administration Agreement between the investment adviser and the trust.
The investment adviser does not receive a fee for the services it performs for the funds. However, the investment adviser is entitled to receive an annual fee from each of the affiliated funds that serve as underlying funds.
Expense Limitation
The investment adviser and its affiliates have agreed with the trust, for so long as the investment adviser serves as the investment adviser to the funds, in which the agreement may only be amended or terminated with approval of the Board of Trustees, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses to 0.00%.
The agreement to limit the funds’ total expenses charged is limited to each fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses, which are indirect expenses incurred by a fund through its investments in the underlying funds.
Investments in Affiliates
The funds may engage in certain transactions involving affiliated parties. Pursuant to an exemptive order issued by the SEC, each fund may invest in affiliated funds. As of June 30, 2026, each fund’s ownership percentage of affiliated fund’s shares is as follows:
UNDERLYING FUNDS	SCHWAB MONTHLY INCOME FUND – TARGET PAYOUT	SCHWAB MONTHLY INCOME FUND – FLEXIBLE PAYOUT	SCHWAB MONTHLY INCOME FUND – INCOME PAYOUT
Schwab 1-5 Year Corporate Bond ETF	— %	— %	0.7%
Schwab 5-10 Year Corporate Bond ETF	0.0%*	0.0%*	0.1%
Schwab Global Real Estate Fund	1.8%	2.1%	1.1%
Schwab Government Money Fund, Ultra Shares	0.0%*	0.0%*	0.0%*
Schwab High Yield Bond ETF	0.3%	0.3%	0.3%
Schwab International Dividend Equity ETF	0.6%	0.7%	0.3%
Schwab Long-Term U.S. Treasury ETF	0.6%	0.7%	0.6%
Schwab U.S. Aggregate Bond Index Fund	0.1%	0.2%	0.2%
Schwab U.S. Dividend Equity ETF	0.0%*	0.0%*	0.0%*

*	Less than 0.05%
Interfund Transactions
The funds may engage in direct transactions with other funds in the Schwab Funds Complex in accordance with procedures adopted by the Board of Trustees pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another fund is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs while allowing each fund to execute the transaction at the current market price. This practice is limited to funds that share the same investment adviser. The net realized gains or losses on sales of interfund transactions, if any, are recorded in Net realized gains (losses) on sales of securities — affiliated issuers in the Statement of Operations. For the period ended June 30, 2026, each fund’s purchases and sales of securities with other funds in the Schwab Funds Complex as well as any net realized gains (losses) were as follows:
	PURCHASE COST	SALE PROCEEDS	NET REALIZED GAINS (LOSSES)
Schwab Monthly Income Fund – Target Payout	$662,688	$326,791	($2,318 )
Schwab Monthly Income Fund – Flexible Payout	—	322,990	43,507
Schwab Monthly Income Fund – Income Payout	230,938	339,698	27,273
Schwab Monthly Income Funds | Semiannual Holdings and Financial Statements

Schwab Monthly Income Funds
Financial Notes, unaudited (continued)

3. Affiliates and Affiliated Transactions (continued):
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Schwab Funds Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board of Trustees. The funds had no interfund borrowing or lending activity during the period.

4. Board of Trustees:
The Board of Trustees may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The funds did not pay any of these interested persons for their services as trustees, but did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations.

5. Borrowing from Banks:
During the period, the funds were participants with other funds in the Schwab Funds Complex in a joint, syndicated, committed $1.2 billion line of credit (the Syndicated Credit Facility), maturing on October 22, 2026. Under the terms of the Syndicated Credit Facility, in addition to  the interest charged on any borrowings by a fund, each fund paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Schwab Funds Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility) with State Street Bank and Trust Company, maturing on October 22, 2026. Under the terms of the Uncommitted Credit Facility, each fund pays interest on the amount a fund borrows. There were no borrowings by any of the funds from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed in each fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

6. Purchases and Sales of Investment Securities:
For the period ended June 30, 2026, purchases and sales of securities (excluding short-term obligations) were as follows:
	PURCHASES OF SECURITIES	SALES OF SECURITIES
Schwab Monthly Income Fund – Target Payout	$19,725,643	$7,354,508
Schwab Monthly Income Fund – Flexible Payout	10,731,821	5,652,240
Schwab Monthly Income Fund – Income Payout	15,917,468	9,731,331

7. Federal Income Taxes:
As of June 30, 2026, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
Schwab Monthly Income Fund – Target Payout	$62,905,010	$5,505,842	($655,445 )	$4,850,397
Schwab Monthly Income Fund – Flexible Payout	74,770,966	8,939,948	(1,403,804)	7,536,144
Schwab Monthly Income Fund – Income Payout	70,570,672	4,174,355	(1,381,022)	2,793,333
The primary difference between book basis and tax basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales. The tax cost of the funds’ investments, disclosed above, have been adjusted from their book amounts to reflect these unrealized appreciation or depreciation differences, as applicable.

Schwab Monthly Income Funds | Semiannual Holdings and Financial Statements

Schwab Monthly Income Funds
Financial Notes, unaudited (continued)

7. Federal Income Taxes (continued):
Capital loss carryforwards have no expiration and may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2025, the funds had capital loss carryforwards available as follows:

Schwab Monthly Income Fund – Target Payout	$2,470,029
Schwab Monthly Income Fund – Flexible Payout	3,877,731
Schwab Monthly Income Fund – Income Payout	8,865,661
The tax basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of June 30, 2026. The tax basis components of distributions paid during the fiscal year ended December 31, 2025, were as follows:
	PRIOR FISCAL YEAR END DISTRIBUTIONS
	ORDINARY INCOME	TAX RETURN OF CAPITAL
Schwab Monthly Income Fund – Target Payout	$1,949,839	$130,240
Schwab Monthly Income Fund – Flexible Payout	3,089,537	—
Schwab Monthly Income Fund – Income Payout	2,854,321	—
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
As of December 31, 2025, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. During the fiscal year ended December 31, 2025, the funds did not incur any interest or penalties.

8. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
Schwab Monthly Income Funds | Semiannual Holdings and Financial Statements

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Schwab Monthly Income Funds  | Semiannual Holdings and Financial Statements

Proxy Disclosures for Open-End Management Investment Companies

Not applicable.
Schwab Monthly Income Funds  | Semiannual Holdings and Financial Statements

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The remuneration paid to directors, officers and others are included under Item 7 (Financial Statements and Financial Highlights for Open-End Management Investment Companies).

Schwab Monthly Income Funds  | Semiannual Holdings and Financial Statements

Schwab Monthly Income Funds
Investment Advisory Agreement Approval

The Investment Company Act of 1940, as amended (the 1940 Act), requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party thereto (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory and administration agreement (the Agreement) between Schwab Capital Trust (the Trust) and Charles Schwab Investment Management, Inc. (dba Schwab Asset Management) (the investment adviser) with respect to the existing funds in the Trust, including Schwab Monthly Income Fund – Target Payout, Schwab Monthly Income Fund – Flexible Payout and Schwab Monthly Income Fund – Income Payout (the Funds), and to review certain other agreements pursuant to which the investment adviser provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by the investment adviser, including information about the investment adviser’s affiliates, personnel, business goals and priorities, profitability, oversight of third-party service providers, corporate structure and operations. As part of the renewal process, the Independent Trustees’ legal counsel, on behalf of the Independent Trustees, sends an information request letter to the investment adviser seeking certain relevant information. The responses by the investment adviser are provided to the Trustees in the Board materials for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to the Funds’ operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. In considering the renewal, the Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees participate in question and answer sessions with representatives of the investment adviser and meet in executive session outside the presence of Fund management.
The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement with respect to the Funds at meetings held on May 6, 2026 and June 10, 2026, and approved the renewal of the Agreement with respect to the Funds for an additional one-year term at the meeting on June 10, 2026 called for the purpose of voting on such approval.
The Board’s approval of the continuance of the Agreement with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.
the nature, extent and quality of the services provided to each Fund under the Agreement, including the resources of the investment adviser and its affiliates dedicated to the Funds;
2.
each Fund’s investment performance and how it compared to that of certain other comparable mutual funds and benchmark data;
3.
each Fund’s expenses and how those expenses compared to those of certain other similar mutual funds;
4.
the profitability of the investment adviser and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to each Fund, including both direct and indirect benefits accruing to the investment adviser and its affiliates; and
5.
the extent to which economies of scale would be realized as each Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by the investment adviser to the Funds and the resources of the investment adviser and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, the investment adviser’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by the investment adviser relating to services and support provided with respect to each Fund’s portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation, and vendor and risk oversight. The Trustees also considered the investment adviser’s continued investment in its infrastructure, including the investment adviser’s
Schwab Monthly Income Funds  | Semiannual Holdings and Financial Statements

Schwab Monthly Income Funds
technology and use of data (including artificial intelligence tools), business continuity, cybersecurity, due diligence, risk management processes, and information security programs. The Trustees considered Schwab’s overall financial condition and its reputation as a full service brokerage firm, as well as the wide range of products, services, and account features that benefit Fund shareholders who are brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by the investment adviser to the Funds and the resources of the investment adviser and its affiliates dedicated to the Funds supported renewal of the Agreement with respect to the Funds.
Fund Performance. The Board considered each Fund’s performance in determining whether to renew the Agreement with respect to such Fund. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other mutual funds and applicable indices/benchmarks, in light of total return, yield, if applicable, and the market environment, as well as in consideration of each Fund’s investment style and strategy. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the independent provider of investment company data who prepared the peer category analysis. In evaluating the performance of each Fund, the Trustees considered the risk profile for such Fund and the appropriateness of the benchmark used to compare the performance of each Fund. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and the investment adviser’s profitability discussed below and also noted that the Board and a designated committee of the Board review performance throughout the year. Although the Funds had performance that ranked in the fourth quartile of a relevant peer group for more than one performance period considered, the Board concluded that other factors relevant to performance supported renewal of the Agreement with respect to each such Fund. Such other factors included that the underperformance was attributable, to a significant extent, to investment decisions by the investment adviser that were reasonable and consistent with each such Fund’s investment objective and policies. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of each Fund supported renewal of the Agreement with respect to such Fund.
Fund Expenses. With respect to each Fund’s expenses, the Board considered the rate of compensation called for by the Agreement and each Fund’s net operating expense ratio, in each case, in comparison to those of other similar mutual funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The investment adviser reported to the Board, and the Board took into account, the risk assumed by the investment adviser in the development of the Funds and provision of services as well as the competitive marketplace for financial products. The Trustees also considered the investment adviser’s contractual commitment to limit the total annual operating expenses of the Funds for so long as the investment adviser serves as the adviser to the Funds. The Trustees also considered that the investment adviser is not charging any management fees at the Fund level; it being understood that there are management fees at the underlying fund level. The Trustees also considered fees charged by the investment adviser to other mutual funds that it manages. The Trustees noted that shareholders of the Funds indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Funds invest. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of each Fund are reasonable and supported renewal of the Agreement with respect to such Fund.
Profitability. The Board considered the compensation flowing to the investment adviser and its affiliates, directly or indirectly, and reviewed profitability on a pre-tax basis, without regard to distribution expenses. The Trustees reviewed profitability of the investment adviser relating to the Schwab fund complex as a whole, noting the benefits to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain costs across the Funds and other funds in the complex. The Trustees considered that the investment adviser is not charging any management fees at the Fund level; it being understood that there are management fees at the underlying fund level. The Trustees also considered any other benefits derived by the investment adviser from its relationship with the Funds, such as whether, by virtue of its management of the Funds, the investment adviser obtains investment information or other research resources that aid it in providing advisory services to other clients. Also, because the Funds invest a portion of their assets in other funds within the Schwab fund complex, the Trustees considered that the investment adviser indirectly benefits from the Funds’ investments in other underlying funds managed by the investment adviser. The Trustees considered whether the compensation and profitability with respect to the Funds under the Agreement and other service agreements were reasonable in light of the quality of all services rendered to the Funds by the investment adviser and its affiliates. The Trustees noted that the investment adviser continues to invest substantial sums in its business in order to provide enhanced research capabilities, services and systems to benefit the Funds. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of the investment adviser with respect to each Fund is reasonable and supported renewal of the Agreement with respect to such Fund.
Economies of Scale. Although the Board recognized the difficulty of determining economies of scale with precision and although the Funds do not directly bear advisory fees at the Fund level, the Trustees considered the potential existence of any economies of scale and whether those are passed along to a Fund’s shareholders through (i) the enhancement of services provided to the Funds in return for fees paid, including through

Schwab Monthly Income Funds  | Semiannual Holdings and Financial Statements

Schwab Monthly Income Funds
the investment adviser’s continued investment in its infrastructure, including technology and use of data (including artificial intelligence tools), increasing expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence and information security programs, which are designed to provide enhanced services to the Funds and their shareholders; (ii) fee waivers or expense caps by the investment adviser and its affiliates for those funds in the Schwab fund complex with such features; and (iii) pricing a fund to scale and keeping overall expenses down as the fund grows. The Trustees considered that the investment adviser and its affiliates may employ contractual expense caps to protect shareholders from higher fees when fund assets are relatively small, for example, in the case of newer funds or funds with investment strategies that are from time to time out of favor, because, among other reasons, shareholders may benefit from the continued availability of such funds at or below contractual expense caps. Based on this evaluation, the
Board concluded, within the context of its full deliberations, that each Fund obtains reasonable benefits from economies of scale.
* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Funds and concluded that the compensation under the Agreement with respect to the Funds is fair and reasonable in light of the services provided and the related expenses borne by the investment adviser and its affiliates and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.
Schwab Monthly Income Funds  | Semiannual Holdings and Financial Statements

MFR43716-21
00326941

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

The changes in and disagreements with accountants for open-end management investment companies are included under Item 7 of this Form.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

The proxy disclosures for open-end management investment companies are included under Item 7 of this Form.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid to directors, officers and others is included under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract.

The statement regarding basis for approval of investment advisory contract is included under Item 7 of this Form.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Principal Executive Officer, Omar Aguilar and Registrant’s Principal Financial Officer, Dana Smith, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable

Item 19: Exhibits.

(a)	(1) Registrant’s code of ethics – not applicable to this semi-annual report.

(2)	Not applicable.

(3)

Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (the “1940 Act”), are attached.

(b)

A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSRS with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Capital Trust – Schwab Monthly Income Funds

By:	/s/ Omar Aguilar
Omar Aguilar Principal Executive Officer (Chief Executive Officer)

Date:	August 17, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Omar Aguilar
Omar Aguilar Principal Executive Officer (Chief Executive Officer)

Date:	August 17, 2026

By:	/s/ Dana Smith
Dana Smith Principal Financial Officer (Chief Financial Officer)

Date:	August 17, 2026